Income Taxes - Reconciliation Of Effective Incomes Tax Rates (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision (benefit) for income taxes from continuing operations	$ 18	$ (7,182)	$ (17,132)	$ 150
Continuing Operations
Income Tax Contingency [Line Items]
Tax expense (benefit) at federal statutory rate	2,935	(88,623)	(72,030)	3,181
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Noncontrolling interest	(3,060)	64,236	54,414	(3,480)
Permanent differences	0	(1,872)	(17)	0
Goodwill impairment	0	21,719	0	0
State taxes	0	(1,236)	(3,531)	0
Valuation allowance	0	0	3,073	0
Other tax adjustments	143	(1,406)	959	449
Provision (benefit) for income taxes from continuing operations	$ 18	$ (7,182)	$ (17,132)	$ 150
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effective Tax Rate	0.13%	1.70%	4.99%	0.99%